Share-Based Compensation Expense for Stock Awards (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 918	$ 2,837	$ 3,290	$ 7,700		$ 8,350		$ 10,245	$ 6,801
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	374	1,118	1,224	2,398		2,610		4,144	2,777
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	544	1,719	$ 2,066	$ 5,302		$ 5,740		$ 6,101	$ 4,024
Infinity Pharmaceuticals Inc [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,774	867			$ 3,621		$ 2,695
Stock-based compensation	1,774	867			3,621		2,695
Infinity Pharmaceuticals Inc [Member] | Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	403	275
Stock-based compensation					1,291		830
Infinity Pharmaceuticals Inc [Member] | General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,371	$ 592
Stock-based compensation					$ 2,330		$ 1,865